General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Selling, general and administrative expense [abstract]
Schedule of general and administrative expenses
	Six months ended June 30,	Six months ended June 30,	Year ended December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses(1)	969	556	1,328
Share-based payment(1)	302	1,774	2,484
Legal and professional services(1)	1,096	739	1,499
D&O insurance	665	680	1,837
Corporate costs	111	227	343
Maintenance, office and software fees	172	54	149
Depreciation and amortization	190	97	263
Others	182	32	107
Total General and Administrative Expenses	3,687	4,159	8,010

(1) Including expenses in respect of related parties - see Note 14.

	Three months ended June 30,	Three months ended June 30,
	2022	2021
	USD thousands	USD thousands

Salaries, wages and related expenses(1)	494	227
Share-based payment(1)	75	208
Legal and professional services(1)	469	155
D&O insurance	203	565
Corporate costs	64	135
Maintenance, office and software fees	79	20
Depreciation and amortization	88	78
Others	97	11
Total General and Administrative Expenses	1,569	1,399

(1)        Including expenses in respect of related parties - see Note 14.